Document and Entity Information	Sep. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2023
Entity File Number	001-41617
Entity Registrant Name	Nextracker Inc.
Entity Central Index Key	0001852131
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-5047383
Entity Address, Address Line One	6200 Paseo Padre Parkway
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	510
Local Phone Number	270-2500
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NXT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false